FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	$ (1,270.8)	$ (2,132.8)
Financial assets (liabilities), at fair value	(1,476.5)	(2,221.9)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(2,132.8)
Additions from business combinations, Financial Instruments	(11.5)
Total realized and unrealized losses included in other comprehensive income	(1.8)
Total realized and unrealized gains included in income	0.3
Financial assets (liabilities), end	(1,270.8)
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(9.7)	3.3
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	3.3
Financial assets (liabilities), end	(9.7)
Financial liabilities at fair value through profit or loss, category | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	7.5	(7.2)
Financial assets (liabilities), at fair value	7.5	(7.2)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(7.2)
Financial assets (liabilities), end	7.5
Financial liabilities at fair value through profit or loss, category | Contingent consideration arising on business combinations | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(11.2)	0.0
Financial liabilities, at fair value	(11.2)	0.0
Financial liabilities at amortised cost | Accounts payable and accrued liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(674.9)	(709.1)
Financial liabilities, at fair value	(674.9)	(709.1)
Financial liabilities at amortised cost | Liabilities for subscription receipts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(714.1)	0.0
Financial liabilities, at fair value	(714.1)	0.0
Financial liabilities at amortised cost | Total long-term debt | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(2,010.9)	(2,830.6)
Financial liabilities, at fair value	(2,216.3)	(2,960.4)
Financial liabilities at amortised cost | Other non-current liabilities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(174.2)	(182.0)
Financial liabilities, at fair value	(187.4)	(167.9)
Financial assets at fair value through profit or loss, category | Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets	926.1	946.5
Financial assets, at fair value	926.1	946.5
Financial assets at fair value through profit or loss, category | Restricted cash | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets	11.4	12.4
Financial assets, at fair value	11.4	12.4
Financial assets at fair value through profit or loss, category | Restricted funds for subscription receipts deposit | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	700.1	0.0
Financial assets, at fair value	700.1	0.0
Financial assets at fair value through profit or loss, category | Equity swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	(0.6)	(55.5)
Financial assets (liabilities), at fair value	(0.6)	(55.5)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(55.5)
Financial assets (liabilities), end	(0.6)
Financial assets at fair value through other comprehensive income | Foreign currency and interest rate swap agreements | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	5.1	(0.3)
Financial assets (liabilities), at fair value	5.1	(0.3)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(0.3)
Financial assets (liabilities), end	5.1
Financial assets at fair value through other comprehensive income | Forward foreign currency contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets (liabilities)	16.5	(31.6)
Financial assets (liabilities), at fair value	16.5	(31.6)
Changes in Level 3 Financial Instruments [Roll Forward]
Financial assets (liabilities), beginning	(31.6)
Financial assets (liabilities), end	16.5
Financial assets at fair value through other comprehensive income | Equity investments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets	1.5	3.3
Financial assets, at fair value	1.5	3.3
Loans and receivables | Accounts receivable | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	478.7	514.5
Financial assets, at fair value	478.7	514.5
Loans and receivables | Investment in finance leases | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	128.5	155.0
Financial assets, at fair value	141.0	183.2
Loans and receivables | Advances to a portfolio investment | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	11.1	29.7
Financial assets, at fair value	11.1	29.7
Loans and receivables | Other assets | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	28.6	22.1
Financial assets, at fair value	$ 29.0	$ 20.5